Contingent liabilities and other contractual obligations	12 Months Ended
Dec. 31, 2017
Contingent liabilities and other contractual obligations
Contingent liabilities and other contractual obligations

Note 22—Contingent liabilities and other contractual obligations

        Contingent liabilities and other contractual obligations include contractual obligations related to agreements with contract research organizations (CROs) and lease commitments.

Accounting policies

        Contingent liabilities are disclosed, unless the possibility of an outflow of resources embodying economic benefits is remote.

        At December 31, 2017, total contractual obligations related to agreements with CROs amounted to DKK 76.6 thousand (DKK 52.6 thousand for 2018 and DKK 24.0 thousand for the years 2019 up to and including 2020).

        At December 31, 2016, total contractual obligations related to agreements with CROs amounted to DKK 39,849 thousand (DKK 37,335 thousand for 2017 and DKK 2,514 thousand for 2018 and 2019).

        Zealand has made an initial DKK 9.3 million equity investment in Beta Bionics, Inc.; please refer to note 13. Subsequent equity investments of up to USD 3.5 million are linked to clinical development progress of dasiglucagon in iLet™.

        Lease agreements are classified as either finance or operating leases based on the criteria in IAS 17 Leases. Lease payments under operating leases and other rental agreements are recognized in the income statement over the term of the agreements. The Group has not entered into any finance leases.

DKK thousand	2017	2016
Total future minimum lease payments related to operating lease agreements:
Within 1 year	4,292	4,005
1 - 3 years	2,593	776
3 - 5 years	117	0

Total	7,002	4,781

        Operating lease agreements include rental agreements for buildings, company cars and office equipment. Based on Management's analysis in accordance with the accounting policy, all leases have been determined to be operating lease commitments.

        The leases are noncancelable for terms of between 6 and 60 months.

        In 2017, DKK 7.4 million (2016: DKK 7.4 million and 2015: DKK 7.6 million)) was recognized as an expense in the income statement, with DKK 6.1 million (2016: DKK 6.1 million and 2015: DKK 6.0 million) allocated to Research and development expenses and DKK 1.3 million (2016: DKK 1.3 million and 2015: DKK 1.6 million) to Administrative expenses.